Fair Value Of Financial Instruments (Fair Value Of Financial Assets And Financial Liabilities Measured On Recurring Basis, Fair Value Level 1) (Details) (JPY ¥)	Mar. 31, 2012		Mar. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	¥ 0		¥ 16,919,000,000,000
Collateralized agreements	13,742,646,000,000		15,156,318,000,000
Other assets
Non-trading debt securities	862,758,000,000		591,797,000,000
Other	1,475,123,000,000		568,493,000,000
Total derivatives	0	[1]	16,860,000,000,000	[1]
Short-term borrowings	153,497,000,000		183,524,000,000
Collateralized financing	12,519,274,000,000		13,686,438,000,000
Long-term borrowings, fair value	1,925,421,000,000		2,300,606,000,000
Other liabilities, fair value	4,246,000,000
Level 1 [Member]
Other assets
Total	7,550,000,000,000		8,413,000,000,000
Total	5,923,000,000,000		7,041,000,000,000
Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total	16,491,000,000,000		17,438,000,000,000
Total	9,742,000,000,000		11,182,000,000,000
Netting and Collateral [Member]
Other assets
Total	(22,392,000,000,000)	[2]	(15,428,000,000,000)	[2]
Total	(22,576,000,000,000)	[2]	(15,577,000,000,000)	[2]
Trading Assets And Private Equity Investments [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	6,055,000,000,000	[3]	7,081,000,000,000	[3]
Total derivatives assets	599,000,000,000	[4]	698,000,000,000	[4]
Subtotal	6,654,000,000,000		7,779,000,000,000
Other assets
Non-trading debt securities	680,000,000,000		513,000,000,000
Other	216,000,000,000	[5]	121,000,000,000
Trading Assets And Private Equity Investments [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	12,764,000,000,000	[3]	13,751,000,000,000	[3]
Total derivatives assets	1,360,000,000,000	[4]	1,491,000,000,000	[4]
Subtotal	14,124,000,000,000		15,242,000,000,000
Loans and receivables	458,000,000,000	[6]	554,000,000,000	[6]
Collateralized agreements	752,000,000,000	[7]	904,000,000,000	[7]
Other assets
Non-trading debt securities	863,000,000,000		592,000,000,000
Other	294,000,000,000	[5]	146,000,000,000
Trading Assets And Private Equity Investments [Member] | Netting and Collateral [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	(22,392,000,000,000)	[2],[4]	(15,428,000,000,000)	[2],[4]
Subtotal	(22,392,000,000,000)	[2]	(15,428,000,000,000)	[2]
Trading Assets And Private Equity Investments [Member] | Equity Securities [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	745,000,000,000	[5]	951,000,000,000	[5]
Trading Assets And Private Equity Investments [Member] | Equity Securities [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	2,064,000,000,000	[3],[5]	2,302,000,000,000	[3],[5]
Trading Assets And Private Equity Investments [Member] | Private Equity Investments [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	202,000,000,000	[3],[5]	289,000,000,000	[3],[5]
Trading Assets And Private Equity Investments [Member] | Japanese Government Debt Securities [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	2,143,000,000,000	[3]	2,663,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Japanese Government Debt Securities [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	2,143,000,000,000	[3]	2,663,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Japanese Government Agency And Municipal Debt Securities [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]

Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	161,000,000,000	[3]	159,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Foreign Government Debt Securities [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	3,072,000,000,000	[3]	3,382,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Foreign Government Debt Securities [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	4,294,000,000,000	[3]	4,194,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Bank and Corporate Debt Securities and Loans for Trading Purpose [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]

Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	1,338,000,000,000	[3]	1,619,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Commercial Mortgage-Backed Securities ("CMBS") [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]

Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	143,000,000,000	[3]	199,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Residential Mortgage-Backed Securities ("RMBS") [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]

Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	2,015,000,000,000	[3]	1,966,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Mortgage And Other Mortgage-Backed Securities [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]

Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	92,000,000,000	[3]	130,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Collateralized Debt Obligations ("CDO") And Other [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]

Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	123,000,000,000	[3],[8]	106,000,000,000	[3],[8]
Trading Assets And Private Equity Investments [Member] | Investment Trust Funds And Other [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	95,000,000,000	[3]	85,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Investment Trust Funds And Other [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	189,000,000,000	[3]	124,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Equity Contracts [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	584,000,000,000	[4]	653,000,000,000	[4]
Trading Assets And Private Equity Investments [Member] | Equity Contracts [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	1,603,000,000,000	[4]	1,472,000,000,000	[4]
Trading Assets And Private Equity Investments [Member] | Interest Rate Contracts [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	14,000,000,000	[4]	16,000,000,000	[4]
Trading Assets And Private Equity Investments [Member] | Interest Rate Contracts [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	18,921,000,000,000	[4]	11,969,000,000,000	[4]
Trading Assets And Private Equity Investments [Member] | Credit Contracts [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	0	[4]
Trading Assets And Private Equity Investments [Member] | Credit Contracts [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	1,864,000,000,000	[4]	2,066,000,000,000	[4]
Trading Assets And Private Equity Investments [Member] | Foreign Exchange Contracts [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	0	[4]	0	[4]
Trading Assets And Private Equity Investments [Member] | Foreign Exchange Contracts [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	1,360,000,000,000	[4]	1,315,000,000,000	[4]
Trading Assets And Private Equity Investments [Member] | Commodity Contracts [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	1,000,000,000	[4]	29,000,000,000	[4]
Trading Assets And Private Equity Investments [Member] | Commodity Contracts [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	4,000,000,000	[4]	97,000,000,000	[4]
Trading Assets And Private Equity Investments [Member] | Netting [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	(22,392,000,000,000)	[4]	(15,428,000,000,000)	[4]
Trading Assets And Private Equity Investments [Member] | Netting [Member] | Netting and Collateral [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	(22,392,000,000,000)	[2],[4]	(15,428,000,000,000)	[2],[4]
Trading Liabilities [Member] | Level 1 [Member]
Other assets
Total cash instruments	5,046,000,000,000		6,114,000,000,000
Total derivatives	630,000,000,000	[4]	757,000,000,000	[4]
Subtotal	5,676,000,000,000		6,871,000,000,000
Long-term borrowings, fair value	154,000,000,000	[10],[11],[9]	126,000,000,000	[10],[11],[9]
Other liabilities, fair value	93,000,000,000		44,000,000,000
Trading Liabilities [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total cash instruments	6,187,000,000,000		7,033,000,000,000
Total derivatives	1,308,000,000,000	[4]	1,656,000,000,000	[4]
Subtotal	7,495,000,000,000		8,689,000,000,000
Short-term borrowings	153,000,000,000	[9]	183,000,000,000	[9]
Payables and deposits	0	[12]	1,000,000,000	[12]
Collateralized financing	307,000,000,000	[7]	332,000,000,000	[7]
Long-term borrowings, fair value	1,690,000,000,000	[10],[11],[9]	1,933,000,000,000	[10],[11],[9]
Other liabilities, fair value	97,000,000,000		44,000,000,000
Trading Liabilities [Member] | Netting and Collateral [Member]
Other assets
Total derivatives	(22,576,000,000,000)	[2],[4]	(15,577,000,000,000)	[2],[4]
Subtotal	(22,576,000,000,000)	[2]	(15,577,000,000,000)	[2]
Trading Liabilities [Member] | Equity Securities [Member] | Level 1 [Member]
Other assets
Total cash instruments	579,000,000,000		1,444,000,000,000
Trading Liabilities [Member] | Equity Securities [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total cash instruments	992,000,000,000		1,535,000,000,000
Trading Liabilities [Member] | Japanese Government Debt Securities [Member] | Level 1 [Member]
Other assets
Total cash instruments	2,624,000,000,000		1,588,000,000,000
Trading Liabilities [Member] | Japanese Government Debt Securities [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total cash instruments	2,624,000,000,000		1,588,000,000,000
Trading Liabilities [Member] | Japanese Government Agency And Municipal Debt Securities [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total cash instruments			2,000,000,000
Trading Liabilities [Member] | Foreign Government Debt Securities [Member] | Level 1 [Member]
Other assets
Total cash instruments	1,800,000,000,000		3,018,000,000,000
Trading Liabilities [Member] | Foreign Government Debt Securities [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total cash instruments	2,290,000,000,000		3,527,000,000,000
Trading Liabilities [Member] | Bank And Corporate Debt Securities [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total cash instruments	234,000,000,000		316,000,000,000
Trading Liabilities [Member] | Commercial Mortgage-Backed Securities ("CMBS") [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total cash instruments	1,000,000,000		1,000,000,000
Trading Liabilities [Member] | Residential Mortgage-Backed Securities ("RMBS") [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total cash instruments	0		0
Trading Liabilities [Member] | Collateralized Debt Obligations ("CDO") And Other [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total cash instruments	0	[8]	0	[8]
Trading Liabilities [Member] | Investment Trust Funds And Other [Member] | Level 1 [Member]
Other assets
Total cash instruments	43,000,000,000		64,000,000,000
Trading Liabilities [Member] | Investment Trust Funds And Other [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total cash instruments	46,000,000,000		64,000,000,000
Trading Liabilities [Member] | Equity Contracts [Member] | Level 1 [Member]
Other assets
Total derivatives	617,000,000,000	[4]	723,000,000,000	[4]
Trading Liabilities [Member] | Equity Contracts [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total derivatives	1,701,000,000,000	[4]	1,577,000,000,000	[4]
Trading Liabilities [Member] | Interest Rate Contracts [Member] | Level 1 [Member]
Other assets
Total derivatives	12,000,000,000	[4]	15,000,000,000	[4]
Trading Liabilities [Member] | Interest Rate Contracts [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total derivatives	18,816,000,000,000	[4]	12,068,000,000,000	[4]
Trading Liabilities [Member] | Credit Contracts [Member] | Level 1 [Member]
Other assets
Total derivatives	0	[4]
Trading Liabilities [Member] | Credit Contracts [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total derivatives	1,952,000,000,000	[4]	2,093,000,000,000	[4]
Trading Liabilities [Member] | Foreign Exchange Contracts [Member] | Level 1 [Member]
Other assets
Total derivatives	0	[4]	0	[4]
Trading Liabilities [Member] | Foreign Exchange Contracts [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total derivatives	1,410,000,000,000	[4]	1,388,000,000,000	[4]
Trading Liabilities [Member] | Commodity Contracts [Member] | Level 1 [Member]
Other assets
Total derivatives	1,000,000,000	[4]	19,000,000,000	[4]
Trading Liabilities [Member] | Commodity Contracts [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total derivatives	5,000,000,000	[4]	107,000,000,000	[4]
Trading Liabilities [Member] | Netting [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total derivatives	(22,576,000,000,000)	[4]	(15,577,000,000,000)	[4]
Trading Liabilities [Member] | Netting [Member] | Netting and Collateral [Member]
Other assets
Total derivatives	¥ (22,576,000,000,000)	[2],[4]	¥ (15,577,000,000,000)	[2],[4]

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
[3]	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
[4]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
[5]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[6]	Includes loans for which the fair value option is elected.
[7]	Includes collateralized agreements or collateralized financing for which the fair value option is elected.
[8]	Includes collateralized loan obligations (“CLO”) and asset-backed securities (“ABS”) such as those secured on credit card loans,auto loans and student loans.
[9]	Includes structured notes for which the fair value option is elected.
[10]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[11]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
[12]	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.